Note 5 - Notes Payable - Schedule of notes payable (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Various third parties	$ 911,186	$ 911,186
Total	$ 911,186	$ 911,186